Accounts Receivable, Net (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Receivables [Abstract]
Schedule of Accounts Receivable, Net
	September 30, 2018	March 31, 2018
	(Unaudited)
Accounts receivable	$1,818,060	$1,153,360
Less: allowance for doubtful accounts	-	-
	$1,818,060	$1,153,360

	Successor		Predecessor
	March 31, 2018	March 31, 2017	March 31, 2016

Accounts receivable	$1,153,360	$414,254	$-
Less: allowance for doubtful accounts	-	-	-
	$1,153,360	$414,254	$-